Note 11 - Income Taxes - Unrecognized Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Balance		¥ 72,778	¥ 70,354	¥ 53,855
Change in unrecognized tax benefits				825
Gross increase in tax positions			2,424	15,674
Gross decrease in tax positions		(2,428)
Balance	$ 10,813	¥ 70,350	¥ 72,778	¥ 70,354